Financial assets and liabilities	12 Months Ended
Dec. 31, 2021
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Financial assets and liabilities
Note 8. Financial assets and liabilities
8.1 Accounting principles
IFRS
9
comprises three phases: classification and measurement of financial assets and liabilities, impairment of financial assets and hedge accounting. Cellectis was not affected by the new classification required by the standard to determine the way financial assets are recognized and measured.

Financial assets
Under IFRS 9, Cellectis holds either:

•	financial assets measured at amortized cost or;

•	financial assets measured at fair value through profit or loss.
Non-current
financial assets are recorded at the amortized cost and correspond to security deposits mainly relating to our facilities rents.
Current financial assets correspond to restricted cash.
Trade and other receivables are recorded at fair value, which is the nominal value of invoices unless payment terms require a material adjustment for the time value discounting effect at market interest rates. Trade receivables are subsequently measured at amortized cost. A provision for expected credit losses for trade and other receivables is recognized if their recoverable amount is less than their carrying amount. Cellectis trade and other receivables are impaired according to the expected loss model.
Receivables are classified as current assets, except for those with a maturity exceeding 12 months after the reporting date.
Government grants to Cellectis related to research and development expenses for research programs are recognized as subsidies receivables in the period in which the expenses subject to the subsidy have been incurred, provided there is a reasonable assurance that we will comply with conditions attached to the subsidy and that the subsidy will be received.
Financial liabilities
Financial liabilities include trade and other payables, finance leases, State Guaranteed loan « PGE » and a tenant improvement loan related to our headquarters in
New-York.

We initially recognize financial liabilities on the transaction date, which is the date that we become a party to the contractual provisions of the instrument.
We derecognize financial liabilities when our contractual obligations are discharged, canceled or expire.

Financial liabilities are valued at amortized cost. The amount of interest recognized in financial expenses is calculated by applying the financial liability’s effective interest rate to its carrying amount. Any difference between the expense calculated using the effective interest rate and the actual interest payment impacts the value at which the financial liability is recognized.
Liabilities for short term employee benefits are included in financial liabilities. They are recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if we have a present legal or constructive obligation to pay the amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

8.2 Detail of financial assets and liabilities
The following table shows the carrying amounts and fair values of financial assets and financial liabilities.

	Accounting category		Book value on the statement of financial position	Fair Value
2020	Fair value through profit and loss	Amortized cost

	$ in thousands
Financial assets
Non-current financial assets	—	7,007	7,007	7,007
Trade receivables	—	5,171	5,171	5,171
Subsidies receivables	—	10,703	10,703	10,703
Current financial assets	—	27,091	27,091	27,091
Cash and cash equivalents	241,148	—	241,148	241,148

Total financial assets	241,148	49,972	291,120	291,120

Financial liabilities
Non-current lease debt	—	75,764	75,764	75,764
Other non-current financial liabilities	—	28,836	28,836	28,836
Current lease debts	—	6,696	6,696	6,696
Trade payables	—	24,609	24,609	24,609
Other current liabilities	—	19,127	19,127	19,127

Total financial liabilities	—	155,032	155,032	155,032

	Accounting category		Book value on the statement of financial position	Fair Value
2021	Fair value through profit and loss	Amortized cost

	$ in thousands
Financial assets
Non-current financial assets	—	6,524	6,524	6,524
Trade receivables	—	20,361	20,361	20,361
Subsidies receivables	—	9,268	9,268	9,268
Current financial assets	—	499	499	499
Cash and cash equivalents	185,636	—	185,636	185,636

Total financial assets	185,636	36,652	222,288	222,288

Financial liabilities
Non-current lease debts	—	71,526	71,526	71,526
Non-current financial liabilities	—	20,030	20,030	20,030
Current lease debts	—	8,329	8,329	8,329
Current financial liabilities	—	2,354	2,354	2,354
Trade payables	—	23,762	23,762	23,762
Other current liabilities	—	13,731	13,731	13,731

Total financial liabilities	—	139,731	139,731	139,731

Entity-wide disclosures:
In 2021, approximately $1 million of our
non-current
financial assets relate to France, while approximately $6 million relate to the United States.
In 2020, approximately $1 million of our
non-current
financial assets related to France, while approximately $6 million related to the United States.

In 2019, approximately $0.5 million of our
non-current
financial assets related to France, while approximately $5 million related to the United States.
8.3. Financial risks
management
We have exposure to the following risks arising from financial instruments:
Foreign exchange risk
A portion of our revenue is generated in currencies other than euro. Although our strategy is to favor the euro as our transaction currency when signing contracts, some agreements have been signed in US dollars (primarily agreements entered into by Calyxt, our agreements with Allogene Therapeutics, Inc. and Cytovia Therapeutics, Inc.).
As of December 31, 2020, 56% of our cash and cash equivalents were denominated in US dollars. As of December 31, 2021, 57% of our cash and cash equivalents were denominated in US dollars.
Cellectis hedging policy is not affected by the application of IFRS 9.
As of December 31, 2020 and 2021, we did not hold derivative financial instruments to hedge foreign currency exchange risks.
Liquidity risk
As of December 31, 2021, our financial debt consists of lease debts for $79.9 million, a loan from a bank syndicate formed with HSBC, Société Générale, Banque Palatine and Bpifrance in the form of a state-guaranteed loan (Prêt Garanti par l’Etat) (the“PGE”) for $21.0 million (interests included) and a $1.4 million loan to finance leasehold improvements at our location in
New-York.
We have incurred losses and cumulative negative cash flows from operations since our inception in 2000, and we anticipate that we will continue to incur losses for at least the next several years. As of December 31, 2021, we held $185.6 million in cash and cash equivalents.
Interest rate risk
We seek to engage in prudent management of our cash and cash equivalents, mainly cash on hand and common financial instruments (typically short- and mid-term
deposits). Furthermore, the interest rate risk related to cash, cash equivalents and common financial instruments is not significant based on the quality of the financial institutions with which we work.
Credit risk
Credit risk is the risk of our financial loss if a customer or counterparty to a financial instrument default on its contract commitments. We are exposed to credit risk due to our trade receivables, subsidies receivables and cash equivalents.

Our policy is to manage our risk by dealing with third parties with good credit standards.